Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Interest income		€ 32,130	€ 28,468
Interest revenue calculated using effective interest method		29,001	25,731
Other interest income		3,129	2,737
Interest expense		(16,966)	(15,861)
Interest income (expense)		15,164	12,607
Dividend income		84	76
Share of profit (loss) of associates and joint ventures accounted for using equity method		56	30
Fee and commission income		7,607	6,514
Fee and commission expense		3,036	2,503
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		190	193
Gains Losses On Derecognition Of Financial Assets At Amortized Cost		(13)	30
Gains Losses On Derecognition Of Other Financial Assets And Liabilities		202	163
Gains or losses on financial instruments held for trading net		1,158	1,151
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading		0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading		0	0
Reclassification Of Other Gains Losses To Held For Trading		1,158	1,151
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value		53	188
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		53	188
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		214	29
Gain (loss) on hedge ineffectiveness recognised in profit or loss		4	(7)
Foreign exchange gain (loss)		(121)	(123)
Miscellaneous other operating income		317	351
Miscellaneous other operating expense		(1,464)	(1,228)
Income from assets covered by insurance and reinsurance contracts		2,145	1,866
Expense from liabilities covered by insurance and reinsurance contracts		(1,212)	(1,109)
Gross profit		21,159	18,034
Administrative expenses		(7,166)	(6,038)
Employee benefits expense		(4,365)	(3,693)
Other expense, by function		(2,801)	(2,345)
Depreciation and amortisation expense		(834)	(749)
Provisions or reversal of provisions		(95)	(133)
Impairment loss on financial assets		(3,497)	(2,761)
Gains (losses) on financial assets at amortised cost		(3,493)	(2,794)
Impairment loss on financial assets at fair value through other comprehensive income		(3)	33
Profit (loss) from operating activities		9,567	8,353
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		0	32
Impairment or reversal of impairment on non financial assets		(7)	(5)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment including right-of-use assets		2	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(7)	(4)
Impairment or reversal of impairment on other non financial assets		(2)	0
Gains(losses) on derecognized of non financial assets and subsidiaries net		12	7
Negative goodwill recognised in profit and loss		1	0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		9	37
Profit (loss) before tax		9,581	8,424
Tax expense (income)		(3,112)	(2,626)
Profit (loss) from continuing operations		6,469	5,798
Profit (loss) from discontinued operations		0	0
Profit (loss)		6,469	5,798
Profit (loss), attributable to non-controlling interests		418	351
Profit (loss), attributable to owners of parent	[1]	€ 6,051	€ 5,447
Basic earnings (loss) per share		€ 1.04	€ 0.91
Basic earnings (loss) per share from continuing operations		1.04	0.91
Diluted earnings (loss) per share from continuing operations		1.04	0.91
Basic earnings (loss) per share from discontinued operations		0	0
Diluted earnings (loss) per share from discontinued operations		€ 0	€ 0

[1]
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.